REVENUE RECOGNITION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Revenue	$ 460,100	$ 459,900	$ 847,200	$ 581,900	$ 1,315,500	$ 128,500
Neurometric Services [Member]
Revenue	44,800	79,800	124,000	133,100	263,700	128,500
Telepsychiatry Services [Member]
Revenue	$ 415,300	$ 380,100	$ 723,200	$ 448,800	$ 1,051,800